Investments in associates and joint ventures - Summary of changes in investments in associates and joint ventures (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Opening balance	€ 1,587
Share of results	35	€ 23	€ 141
Closing balance	1,477		1,587
Associates and joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Opening balance	1,587	€ 1,475	1,475
Additions	16		91
Revaluations	(6)		(24)
Share of results	35		141
Dividends received	(31)		(34)
Disposals	(6)		(23)
Impairments	(153)		(3)
Exchange rate differences	29		(31)
Other	4		(5)
Closing balance	€ 1,477		€ 1,587